Non-current assets held for sale - Additional Information (Details) $ in Thousands, $ in Thousands		1 Months Ended		12 Months Ended
	Dec. 21, 2023	Dec. 31, 2024 TWD ($)	May 31, 2024 TWD ($)	Dec. 31, 2024 TWD ($)	Dec. 31, 2024 USD ($)
Disclosure of subsidiaries [line items]
Gain on disposal				$ 72,261	$ 2,204
Consideration amount received				$ 4,394,206	$ 134,011
Unimos Shanghai [member]
Disclosure of subsidiaries [line items]
Percentage of owned equity investment approved to sell	45.0242%
Gain on disposal			$ 72,261
Consideration amount received		$ 4,394,206